Financial risk	12 Months Ended
Sep. 30, 2018
Financial risk
Financial risk

Note 22. Financial risk

Financial instruments are fundamental to the Group’s business of providing banking and financial services.  The associated financial risks (including credit risk, funding and liquidity risk and market risk) are a significant proportion of the total risks faced by the Group.

This note details the financial risk management policies, practices and quantitative information of the Group’s principal financial risk exposures.

Principal financial risks	Note name	Note number
Overview	Risk management frameworks	22.1

Credit risk	Credit risk ratings system	22.2.1
The risk of financial loss where a customer or counterparty fails to meet their financial obligations.	Credit risk mitigation, collateral and other credit enhancements	22.2.2
	Credit risk concentrations	22.2.3
	Credit quality of financial assets	22.2.4
	Financial assets that are past due, but not impaired	22.2.5
	Items 90 days past due, or otherwise in default, and not impaired	22.2.6
	Impaired loans	22.2.7
	Collateral held	22.2.8

Funding and liquidity risk	Liquidity modelling	22.3.1
The risk that the Group will be unable to fund assets and meet obligations as they become due.	Sources of liquidity	22.3.2
	Assets pledged as collateral	22.3.3
	Contractual maturity of financial liabilities	22.3.4
	Expected maturity	22.3.5

Market risk	Value-at-Risk (VaR)	22.4.1
The risk of an adverse impact on earnings resulting from changes in market factors, such as foreign exchange rates, interest rates, commodity prices and equity prices.	Traded market risk	22.4.2
	Non-traded market risk	22.4.3

22.1 Risk management frameworks

The Board is responsible for approving the Westpac Group Risk Management Strategy and Westpac Group Risk Appetite Statement and for monitoring the effectiveness of risk management by the Westpac Group. The Board has delegated to the Board Risk and Compliance Committee (BRCC) responsibility to:

▪	review and recommend the Westpac Group Risk Management Strategy and Westpac Group Risk Appetite Statement to the Board for approval;

▪	set risk appetite consistent with the Group Risk Appetite Statement;

▪	approve frameworks, policies and processes for managing risk (consistent with the Westpac Group Risk Management Strategy and Westpac Group Risk Appetite Statement); and

▪	review and, where appropriate, approve risks beyond the approval discretion provided to management.

For each of its primary financial risks, the Group maintains risk management frameworks and a number of supporting policies that define roles and responsibilities, acceptable practices, limits and key controls:

Risk	Risk management framework and controls
Credit risk	▪	The Credit Risk Management Framework describes the principles, methodologies, systems, roles and responsibilities, reports and key controls for managing credit risk.
▪

The BRCC, Westpac Group Executive Risk Committee (RISKCO) and Westpac Group Credit Risk Committee (CREDCO) monitor the risk profile, performance and management of the Group’s credit portfolio and the development and review of key credit risk policies.

	▪	The Credit Risk Rating System Policy describes the credit risk rating system philosophy, design, key features and uses of rating outcomes.
	▪	All models materially impacting the risk rating process are periodically reviewed in accordance with Westpac’s model risk policies.
	▪	An annual review is performed of the Credit Risk Rating System by the BRCC and CREDCO.
▪

Specific credit risk estimates (including probability of default (PD), loss given default (LGD) and exposure at default (EAD) levels) are overseen, reviewed annually and supported by the Credit Risk Estimates Committee (a subcommittee of CREDCO) prior to approval under delegated authority from the Chief Risk Officer.

	▪	Policies for the delegation of credit approval authorities and formal limits for the extension of credit are established throughout the Group.
	▪	Credit manuals are established throughout the Group including policies governing the origination, evaluation, approval, documentation, settlement and ongoing management of credit risks.
	▪	Sector policies guide credit extension where industry-specific guidelines are considered necessary (e.g. acceptable financial ratios or permitted collateral).
▪

The Related Entity Risk Management Framework and supporting policies govern credit exposures to related entities, to minimise the spread of credit risk between Group entities and to comply with prudential requirements prescribed by APRA.

Funding and liquidity risk	▪

The Liquidity Risk Management Framework sets out the Group’s approach to managing liquidity risk. It is part of the Group’s board-approved Risk Management Strategy and sets out the Group’s liquidity risk appetite, roles and responsibilities of key people, managing liquidity risk within the Group, risk reporting and control processes, limits and targets for minimum liquid asset holdings and the wholesale funding and ratios used to manage the Group’s balance sheet.

▪

The Group’s Treasury function is responsible for managing funding and liquidity including managing the balance sheet against approved limits and targets and managing the Group’s funding base so that it is appropriately maintained, stable and diversified. Group Treasury manages a  portfolio of liquid assets held by the Group for several purposes, including as a buffer against unforeseen funding requirements. The level of liquid assets held takes into account the liquidity requirements of Westpac’s balance sheet under normal and stress conditions.

	▪	Daily liquidity risk reports are reviewed by Treasury and the Group’s Liquidity risk teams. Liquidity reports are presented to ALCO monthly and to the BRCC quarterly.
▪

Group Treasury undertakes an annual funding review that outlines the Group’s balance sheet funding strategy over a three year period. This review encompasses trends in global markets, peer analysis, wholesale funding capacity, expected funding requirements and a funding risk analysis. This strategy is continuously reviewed to take account of changing market conditions, investor sentiment and estimations of asset and liability growth rates.

▪

Group Treasury also maintains a contingent funding plan that outlines the steps that should be taken by the Group in the event of an emerging ‘funding crisis’. The plan is aligned with Westpac’s broader Liquidity Crisis Management Policy which is approved annually by the Board.

Risk	Risk management framework and controls
Market risk	▪	The Market Risk Framework describes the Group’s approach to managing traded and non-traded market risk.
	▪	Traded market risk includes interest rate, foreign exchange, commodity, equity price, credit spread and volatility risks. Non-traded market risk includes interest rate and credit spread risks.
▪

Market risk is managed using VaR limits, Net interest income at risk (NaR) and structural risk limits (including credit spread and interest rate basis point value limits) as well as scenario analysis and stress testing.

	▪	The BRCC approves the risk appetite for traded and non-traded risks through the use of VaR, NaR and specific structural risk limits.
	▪	Westpac Group Market Risk Committee (MARCO) has approved separate VaR sub-limits for the trading activities of Financial Markets and Treasury and for Asset and Liability Management (ALM) activities.
	▪	Market risk limits are assigned to business managers based upon business strategies, experience, and the consideration of market liquidity and the concentration of risks.
	▪	Market risk positions are managed by the trading desks and ALM unit consistent with their delegated authorities and the nature and scale of the market risks involved.
▪

Daily monitoring of current exposure and limit utilisation is conducted independently by the Market Risk unit, which monitors market risk exposures against VaR and structural risk limits. Daily VaR position reports are produced by risk type, by product lines and by geographic region. Quarterly reports are produced for the MARCO, RISKCO and the BRCC.

▪

Daily stress testing and backtesting of VaR results are performed to support model integrity and to analyse extreme or unexpected movements. A review of both the potential profit and loss outcomes is also undertaken to monitor any skew created by the historical data. MARCO has ratified an approved escalation framework.

	▪	The BRCC has approved a framework for profit or loss escalation which considers both single day and 20 day cumulative results.
▪

Treasury’s ALM unit is responsible for managing the non-traded interest rate risk including risk mitigation through hedging using derivatives. This is overseen by the Market Risk unit and reviewed by MARCO, RISKCO and BRCC.

Further details regarding the Group’s principal risks including our strategic approach to their management is contained within the Corporate governance statement in Section 1 and the Risk and risk management section in Section 2.

22.2 Credit Risk

22.2.1 Credit risk ratings system

The principal objective of the credit risk rating system is to reliably assess the credit risk to which the Group is exposed. The Group has two main approaches to this assessment.

Transaction-managed customers

The Group assigns a Customer Risk Grade (CRG) to each customer, corresponding to their expected PD. Each facility is assigned an LGD. The Group’s risk rating system has a tiered scale of risk grades for both non-defaulted customers and defaulted customers. Non-defaulted CRGs are mapped to Moody’s and S&P Global Ratings (S&P) external senior ranking unsecured ratings.

Customer risk grades

The table below maps the Group’s high level CRGs to their corresponding external rating.

Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–

	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+
Westpac Rating
Weak	E	Watchlist
	F	Special Mention
Weak/default/non-performing	G	Substandard/Default

	H	Default

Program-managed portfolio

Customers that are not transaction-managed are grouped into pools of similar risk. Pools are created by analysing similar risk characteristics that have historically predicted that an account is likely to go into default. Customers grouped according to these predictive characteristics are assigned a PD and LGD relative to their pool. The credit quality of these pools is based on a combination of delinquency trends, PD estimates and loan to valuation ratio (housing loans only).

22.2.2 Credit risk mitigation, collateral and other credit enhancements

Westpac uses a variety of techniques to reduce the credit risk arising from its lending activities.

This includes the Group establishing that it has direct, irrevocable and unconditional recourse to collateral and other credit enhancements through obtaining legally enforceable documentation.

Collateral

The table below describes the nature of collateral or security held for each relevant class of financial asset:

Loans – housing and personal1

Housing loans are secured by a mortgage over property and additional security may take the form of guarantees and deposits.

Personal lending (including credit cards and overdrafts) is predominantly unsecured. Where security is taken, it is restricted to eligible motor vehicles, caravans, campers, motor homes and boats.

Loans – business1

Business loans may be secured, partially secured or unsecured. Security is typically taken by way of a mortgage over property and/or a general security agreement over business assets or other assets.

Other security such as guarantees, standby letters of credit or derivative protection may also be taken as collateral, if appropriate.

Trading securities, financial assets designated at fair value and derivatives

These exposures are carried at fair value which reflects the credit risk.

For trading securities, no collateral is sought directly from the issuer or counterparty; however this may be implicit in the terms of the instrument (such as an asset-backed security). The terms of debt securities may include collateralisation.

For derivatives, master netting agreements are typically used to enable the effects of derivative assets and liabilities with the same counterparty to be offset when measuring these exposures. Additionally, collateralisation agreements are also typically entered into with major institutional counterparties to avoid the potential build-up of excessive mark-to-market positions. Derivative transactions are increasingly being cleared through central clearers.

1This includes collateral held in relation to associated credit commitments.

Management of risk mitigation

The Group mitigates credit risk through controls covering:

Collateral and valuation management	The estimated realisable value of collateral held in support of loans is based on a combination of:

	▪	formal valuations currently held for such collateral; and
	▪	management’s assessment of the estimated realisable value of all collateral held.
This analysis also takes into consideration any other relevant knowledge available to management at the time. Updated valuations are obtained when appropriate.

The Group revalues collateral related to financial markets positions on a daily basis and has formal processes in place to promptly call for collateral top-ups, if required. These processes include margining for non-centrally cleared customer derivatives as regulated by Australian Prudential Standard CPS226. The collateralisation arrangements are documented via the Credit Support Annex of the International Swaps and Derivatives Association (ISDA) dealing agreements.

In relation to financial markets positions, Westpac only recognises collateral which is:

	▪	cash, primarily in Australian dollars (AUD), New Zealand dollars (NZD), US dollars (USD), Canadian dollars (CAD), British pounds (GBP) or European Union euro (EUR);
▪

bonds issued by Australian Commonwealth, State and Territory governments or their Public Sector Enterprises, provided these attract a zero risk-weighting under Australian Prudential Standard (APS) 112;

	▪	securities issued by other specified Aa3 / AA– or better rated sovereign governments.
Other credit enhancements

The Group only recognises guarantees, standby letters of credit, or credit derivative protection from the following entities (provided they are not related to the entity with which Westpac has a credit exposure):

	▪	Sovereign;
	▪	Australia and New Zealand public sector;
	▪	ADIs and overseas banks with a minimum risk grade equivalent of A3 / A–; and
	▪	Others with a minimum risk grade equivalent of A3 / A–.
Credit Portfolio Management (CPM) manages the Group’s corporate, sovereign and bank credit portfolios through monitoring the exposure and any offsetting hedge positions.

CPM purchases credit protection from entities meeting the criteria above and sells credit protection to diversify the Group’s credit risk.

Offsetting

Creditworthy customers domiciled in Australia and New Zealand may enter into formal agreements with the Group, permitting the Group to set-off gross credit and debit balances in their nominated accounts. Cross-border set-offs are not permitted.

Close-out netting is undertaken with counterparties with whom the Group has entered into a legally enforceable master netting agreement for their off-balance sheet financial market transactions in the event of default.

Further details of offsetting are provided in Note 24.

Central clearing

The Group executes derivative transactions through central clearing counterparties. Central clearing counterparties mitigate risk through stringent membership requirements, the collection of margin against all trades placed, the default fund, and an explicitly defined order of priority of payments in the event of default.

22.2.3 Credit risk concentrations

Credit risk is concentrated when a number of counterparties are engaged in similar activities, have similar economic characteristics and thus may be similarly affected by changes in economic or other conditions.

The Group monitors its credit portfolio to manage risk concentrations and rebalance the portfolio.

Individual customers or groups of related customers

The Group has large exposure limits governing the aggregate size of credit exposure normally acceptable to individual customers and groups of related customers. These limits are tiered by customer risk grade.

Specific industries

Exposures to businesses, governments and other financial institutions are classified into a number of industry clusters based on related Australian and New Zealand Standard Industrial Classification (ANZSIC) codes and are monitored against the Group’s industry risk appetite limits.

Individual countries

The Group has limits governing risks related to individual countries, such as political situations, government policies and economic conditions that may adversely affect either a customer’s ability to meet its obligations to the Group, or the Group’s ability to realise its assets in a particular country.

Maximum exposure to credit risk

The carrying amount of on-balance sheet financial assets (which comprises receivables due from financial institutions; trading securities and financial assets designated at fair value; derivatives; available-for-sale securities; loans; and regulatory deposits with central banks overseas) and undrawn credit commitments represents the maximum exposure to credit risk (excluding any collateral received), as set out in the following tables.

The following tables set out the credit risk concentrations to which the Group and the Parent Entity are exposed for on-balance sheet financial assets and for undrawn credit commitments. Cash and balances with central banks are excluded as it is not considered to give rise to material credit risk.

Life insurance assets are excluded as primarily the credit risk is passed on to the policyholder and backed by the policyholder liabilities.

The balances for trading securities and financial assets designated at fair value and available-for-sale securities exclude equity securities as the primary financial risk is not credit risk.

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets designated at fair value (Note 11)	▪	40% (2017: 52%) were issued by financial institutions for the Group; 39% (2017: 50%) for the Parent Entity.
	▪	56% (2017: 45%) were issued by government or semi-government authorities for the Group; 58% (2017: 47%) for the Parent Entity.
	▪	76% (2017: 76%) were held in Australia by the Group; 80% (2017: 81%) by the Parent Entity.
Available-for-sale securities (Note12)	▪	27% (2017: 26%) were issued by financial institutions for the Group; 28% (2017: 27%) for the Parent Entity.
	▪	73% (2017: 74%) were issued by government or semi-government authorities for the Group; 72% (2017: 73%) for the Parent Entity.
	▪	89% (2017: 90%) were held in Australia by the Group; 96% (2017: 98%) by the Parent Entity.
Loans (Note 13)	▪	Note 13 provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 21)	▪	79% (2017: 77%) were issued by financial institutions for both the Group and Parent Entity.
	▪	84% (2017: 86%) were held in Australia by the Group; 86% (2017: 86%) by the Parent Entity.

		2018			2017
		Undrawn			Undrawn
	Total on	credit		Total on	credit
Consolidated	balance	commit-		balance	commit-
$m	sheet	ments	Total	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	8,306	1,404	9,710	8,189	1,468	9,657
Agriculture, forestry and fishing	8,651	2,035	10,686	8,193	2,155	10,348
Construction	6,756	3,324	10,080	6,050	3,666	9,716
Finance and insurance	57,153	7,781	64,934	59,432	8,415	67,847
Government, administration and defence	49,830	728	50,558	49,341	813	50,154
Manufacturing	9,968	5,738	15,706	9,784	6,186	15,970
Mining	3,637	3,079	6,716	3,411	3,568	6,979
Property	45,814	12,309	58,123	43,640	12,046	55,686
Property services and business services	13,561	5,596	19,157	12,119	5,145	17,264
Services	12,297	5,700	17,997	13,198	6,082	19,280
Trade	16,809	7,951	24,760	16,401	8,712	25,113
Transport and storage	9,587	4,958	14,545	9,554	6,038	15,592
Utilities	5,281	3,471	8,752	6,418	4,216	10,634
Retail lending	463,609	86,421	550,030	451,315	88,363	539,678
Other	6,781	1,597	8,378	4,360	1,519	5,879

Total Australia	718,040	152,092	870,132	701,405	158,392	859,797

New Zealand
Accommodation, cafes and restaurants	323	39	362	290	42	332
Agriculture, forestry and fishing	8,188	684	8,872	7,809	745	8,554
Construction	504	429	933	450	397	847
Finance and insurance	6,919	1,437	8,356	7,626	2,038	9,664
Government, administration and defence	4,767	691	5,458	5,051	549	5,600
Manufacturing	2,307	1,577	3,884	2,185	1,527	3,712
Mining	213	101	314	144	197	341
Property	6,236	1,035	7,271	5,901	1,039	6,940
Property services and business services	1,108	512	1,620	1,142	405	1,547
Services	1,758	613	2,371	1,834	604	2,438
Trade	2,568	1,023	3,591	2,215	1,176	3,391
Transport and storage	1,102	791	1,893	1,118	847	1,965
Utilities	1,415	1,564	2,979	1,822	1,302	3,124
Retail lending	46,614	12,114	58,728	45,190	11,995	57,185
Other	1	245	246	3	227	230

Total New Zealand	84,023	22,855	106,878	82,780	23,090	105,870

Other overseas
Accommodation, cafes and restaurants	112	12	124	97	13	110
Agriculture, forestry and fishing	19	1	20	5	1	6
Construction	71	121	192	55	242	297
Finance and insurance	7,845	3,454	11,299	7,713	3,182	10,895
Government, administration and defence	4,246	50	4,296	3,071	1	3,072
Manufacturing	3,364	4,849	8,213	3,107	4,259	7,366
Mining	353	1,793	2,146	378	1,518	1,896
Property	467	57	524	491	40	531
Property services and business services	1,754	733	2,487	542	508	1,050
Services	207	448	655	205	105	310
Trade	2,993	3,330	6,323	2,680	2,458	5,138
Transport and storage	1,232	222	1,454	1,426	437	1,863
Utilities	763	329	1,092	544	260	804
Retail lending	683	45	728	657	37	694
Other	178	6	184	78	8	86

Total other overseas	24,287	15,450	39,737	21,049	13,069	34,118

Total gross credit risk	826,350	190,397	1,016,747	805,234	194,551	999,785

		2018			2017
		Undrawn			Undrawn
	Total on	credit		Total on	credit
Parent Entity	balance	commit-		balance	commit-
$m	sheet	ments	Total	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	8,237	1,404	9,641	8,110	1,468	9,578
Agriculture, forestry and fishing	8,593	2,035	10,628	8,073	2,155	10,228
Construction	6,252	3,324	9,576	5,447	3,666	9,113
Finance and insurance	56,687	7,781	64,468	58,589	8,415	67,004
Government, administration and defence	49,824	728	50,552	49,330	813	50,143
Manufacturing	9,742	5,738	15,480	9,511	6,186	15,697
Mining	3,605	3,078	6,683	3,371	3,568	6,939
Property	45,812	12,309	58,121	43,641	12,043	55,684
Property services and business services	12,517	5,595	18,112	11,047	5,143	16,190
Services	12,029	5,700	17,729	12,853	6,081	18,934
Trade	16,598	7,949	24,547	16,098	8,691	24,789
Transport and storage	9,190	4,957	14,147	9,097	6,038	15,135
Utilities	5,255	3,471	8,726	6,386	4,216	10,602
Retail lending	462,568	86,421	548,989	449,207	88,362	537,569
Other	5,949	1,574	7,523	3,385	1,518	4,903

Total Australia	712,858	152,064	864,922	694,145	158,363	852,508

New Zealand
Accommodation, cafes and restaurants	-	-	-	-	-	-
Agriculture, forestry and fishing	52	7	59	38	7	45
Construction	7	22	29	6	13	19
Finance and insurance	2,761	50	2,811	3,230	56	3,286
Government, administration and defence	994	29	1,023	929	23	952
Manufacturing	206	97	303	183	110	293
Mining	7	1	8	3	3	6
Property	52	8	60	43	10	53
Property services and business services	43	31	74	38	57	95
Services	25	44	69	25	64	89
Trade	322	234	556	269	216	485
Transport and storage	73	87	160	38	89	127
Utilities	372	146	518	498	128	626
Retail lending	1	19	20	-	33	33
Other	1	1	2	5	4	9

Total New Zealand	4,916	776	5,692	5,305	813	6,118

Other overseas
Accommodation, cafes and restaurants	70	12	82	88	13	101
Agriculture, forestry and fishing	4	1	5	4	1	5
Construction	59	113	172	44	237	281
Finance and insurance	7,641	3,442	11,083	7,420	3,161	10,581
Government, administration and defence	3,469	50	3,519	2,449	1	2,450
Manufacturing	3,359	4,741	8,100	3,089	4,166	7,255
Mining	354	1,791	2,145	378	1,516	1,894
Property	234	31	265	288	34	322
Property services and business services	1,665	730	2,395	527	507	1,034
Services	188	445	633	74	101	175
Trade	2,807	3,216	6,023	2,446	2,354	4,800
Transport and storage	1,127	214	1,341	1,196	414	1,610
Utilities	761	329	1,090	538	259	797
Retail lending	277	40	317	280	34	314
Other	99	4	103	82	5	87

Total other overseas	22,114	15,159	37,273	18,903	12,803	31,706

Total gross credit risk	739,888	167,999	907,887	718,353	171,979	890,332

22.2.4 Credit quality of financial assets

An asset is considered to be past due when any payment under the contractual terms has been missed. The entire contractual balance is considered to be past due, rather than only the overdue portion. Assets may be overdue for a number of reasons, including late payments or incomplete documentation. Late payment may be influenced by the timing of weekends and holidays. This does not always align with the underlying basis by which credit risk is managed.

The tables below segregate the financial assets of the Group and Parent Entity between financial assets that are neither past due nor impaired, past due but not impaired and impaired. The credit quality of financial assets that are neither past due nor impaired is determined by reference to the credit risk ratings system (refer to Note 22.2.1).

	Neither past due nor impaired
					Past due				Total
Consolidated 2018		Good/			but not			Impairment	carrying
$m	Strong	Satisfactory	Weak	Total	impaired	Impaired	Total	provision	value
Receivables due from other financial institutions	5,775	15	-	5,790	-	-	5,790	-	5,790
Trading securities and financial assets designated at fair value1	21,720	145	-	21,865	-	-	21,865	-	21,865
Derivative financial instruments	23,692	406	3	24,101	-	-	24,101	-	24,101
Available-for-sale securities1	60,229	506	-	60,735	-	-	60,735	-	60,735
Loans:
Loans - housing and personal	379,383	114,627	4,365	498,375	16,162	687	515,224	(1,303)	513,921
Loans - business	90,408	97,369	4,481	192,258	4,293	729	197,280	(1,511)	195,769
Regulatory deposits with central banks overseas	1,122	233	-	1,355	-	-	1,355	-	1,355
Other financial assets2	4,064	392	18	4,474	37	3	4,514	-	4,514

Total	586,393	213,693	8,867	808,953	20,492	1,419	830,864	(2,814)	828,050

	Neither past due nor impaired
					Past due				Total
Consolidated 2017		Good/			but not			Impairment	carrying
$m	Strong	Satisfactory	Weak	Total	impaired	Impaired	Total	provision	value
Receivables due from other financial institutions	7,119	9	-	7,128	-	-	7,128	-	7,128
Trading securities and financial assets designated at fair value1	24,973	22	-	24,995	-	-	24,995	-	24,995
Derivative financial instruments	23,184	815	33	24,032	-	1	24,033	-	24,033
Available-for-sale securities1	59,752	493	-	60,245	-	-	60,245	-	60,245
Loans:
Loans - housing and personal	363,026	113,363	3,542	479,931	16,539	681	497,151	(1,331)	495,820
Loans - business	86,437	95,556	4,507	186,500	3,273	861	190,634	(1,535)	189,099
Regulatory deposits with central banks overseas	814	234	-	1,048	-	-	1,048	-	1,048
Other financial assets2	4,340	364	14	4,718	34	3	4,755	-	4,755

Total3	569,645	210,856	8,096	788,597	19,846	1,546	809,989	(2,866)	807,123

1Equity securities are excluded from these balances and as a result the total carrying value will not represent the balance reported on the balance sheet.

2Other financial assets include accrued interest of $1,276 million (2017: $1,193 million) which is allocated to the relevant credit quality classifications in proportion to the loan balances to which it relates. Securities sold not yet delivered of $1,264 million (2017: $1,408 million) are also included in this balance which is allocated proportionately based on the trading securities balance classifications.

3Comparatives have been revised for consistency.

	Neither past due nor impaired
					Past due				Total
Parent Entity 2018		Good/			but not			Impairment	carrying
$m	Strong	Satisfactory	Weak	Total	impaired	Impaired	Total	provision	value
Receivables due from other financial institutions	5,709	2	-	5,711	-	-	5,711	-	5,711
Trading securities and financial assets designated at fair value1	20,201	145	-	20,346	-	-	20,346	-	20,346
Derivative financial instruments	23,155	404	3	23,562	-	-	23,562	-	23,562
Available-for-sale securities1	56,443	3	-	56,446	-	-	56,446	-	56,446
Loans:
Loans - housing and personal	359,843	87,667	4,050	451,560	15,044	572	467,176	(1,125)	466,051
Loans - business	76,995	80,572	3,412	160,979	3,838	582	165,399	(1,282)	164,117
Regulatory deposits with central banks overseas	1,122	126	-	1,248	-	-	1,248	-	1,248
Due from subsidiaries	140,597	-	-	140,597	-	-	140,597	-	140,597
Other financial assets2	3,321	306	15	3,642	33	2	3,677	-	3,677
Total	687,386	169,225	7,480	864,091	18,915	1,156	884,162	(2,407)	881,755

	Neither past due nor impaired
					Past due				Total
Parent Entity 2017		Good/			but not			Impairment	carrying
$m	Strong	Satisfactory	Weak	Total	impaired	Impaired	Total	provision	value
Receivables due from other financial institutions	6,352	5	-	6,357	-	-	6,357	-	6,357
Trading securities and financial assets designated at fair value1	22,870	5	-	22,875	-	-	22,875	-	22,875
Derivative financial instruments	22,974	815	33	23,822	-	1	23,823	-	23,823
Available-for-sale securities1	55,737	6	-	55,743	-	-	55,743	-	55,743
Loans:
Loans - housing and personal	344,739	85,673	3,223	433,635	15,312	542	449,489	(1,091)	448,398
Loans - business	74,019	78,584	2,981	155,584	2,843	694	159,121	(1,282)	157,839
Regulatory deposits with central banks overseas	814	131	-	945	-	-	945	-	945
Due from subsidiaries	142,455	-	-	142,455	-	-	142,455	-	142,455
Other financial assets2	3,681	278	10	3,969	31	2	4,002	-	4,002

Total3	673,641	165,497	6,247	845,385	18,186	1,239	864,810	(2,373)	862,437

Details of collateral held in support of these balances are provided in Note 22.2.8.

1Equity securities are excluded from these balances and as a result the total carrying value will not represent the balance reported on the balance sheet.

2Other financial assets include accrued interest of $1,103 million (2017: $1,029 million) which is allocated to the relevant credit quality classifications in proportion to the loan balances to which it relates. Securities sold not yet delivered of $1,264 million (2017: $1,388 million) are also included in this balance which is allocated proportionately based on the trading securities balance classifications.

3Comparatives have been revised for consistency.

22.2.5 Financial assets that are past due, but not impaired

Financial assets that were past due, but not impaired, can be disaggregated based on days overdue at 30 September as follows:

Consolidated		2018				2017
$m	1-5 days	6-89 days	90+ days	Total	1-5 days	6-89 days	90+ days	Total
Loans:
Loans - housing and personal	3,440	9,688	3,034	16,162	4,515	9,331	2,693	16,539
Loans - business	1,170	2,558	565	4,293	698	2,085	490	3,273
Other financial assets	8	23	6	37	9	19	6	34

Total	4,618	12,269	3,605	20,492	5,222	11,435	3,189	19,846

Parent Entity		2018				2017
$m	1-5 days	6-89 days	90+ days	Total	1-5 days	6-89 days	90+ days	Total
Loans:
Loans - housing and personal	3,179	8,895	2,970	15,044	4,216	8,471	2,625	15,312
Loans - business	1,054	2,285	499	3,838	603	1,810	430	2,843
Other financial assets	7	20	6	33	8	18	5	31

Total	4,240	11,200	3,475	18,915	4,827	10,299	3,060	18,186

Details of collateral held in support of these balances are provided in Note 22.2.8.

22.2.6 Items 90 days past due, or otherwise in default, and not impaired

These include financial assets that are:

▪	currently 90 days or more past due but well secured1;

▪	assets that were, but are no longer 90 days past due but are yet to satisfactorily demonstrate sustained improvement to allow reclassification; and

▪	other assets in default and not impaired, including those where an order for bankruptcy or similar legal action has been taken (e.g. appointment of an Administrator or Receiver).

Consolidated	Gross amount
$m	2018	2017	2016
Australia	3,861	3,322	3,075
New Zealand	127	117	89
Other overseas	29	19	17

Total	4,017	3,458	3,181

1The estimated net realisable value of security to which the Group has recourse is sufficient to cover all principal and interest as at 30 September.

22.2.7 Impaired loans

The determination of the provision for impairment is one of the Group’s critical accounting assumptions and estimates.  Details of this and the Group’s accounting policy for the provision for impairment charges are discussed in Notes 6 and 14.

Impaired loans are those for which there is objective evidence that their principal or interest payments may not be recoverable. These include:

▪	non-performing loans (aligned to an impaired internal credit risk grade);

▪	unsecured facilities including overdrafts, personal loans and revolving credit facilities which are greater than 90 days past due; and

▪	restructured loans (the original contractual terms have been modified to provide for concessions for a customer facing financial difficulties).

The gross amount of impaired loans, along with the provision for impairment, by class of asset at 30 September, is summarised in the tables below:

Consolidated	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
$m	Personal	Business	Total	Personal	Business	Total
Individually impaired
Gross amount	165	532	697	164	692	856
Impairment provision	(106)	(316)	(422)	(104)	(376)	(480)

Carrying amount	59	216	275	60	316	376

Collectively impaired
Gross amount	522	197	719	517	169	686
Impairment provision	(196)	(35)	(231)	(202)	(32)	(234)

Carrying amount	326	162	488	315	137	452

Total gross amount	687	729	1,416	681	861	1,542
Total impairment provision	(302)	(351)	(653)	(306)	(408)	(714)

Total carrying amount	385	378	763	375	453	828

Parent Entity	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
$m	Personal	Business	Total	Personal	Business	Total

Individually impaired
Gross amount	130	400	530	121	534	655
Impairment provision	(85)	(290)	(375)	(83)	(334)	(417)

Carrying amount	45	110	155	38	200	238

Collectively impaired
Gross amount	442	182	624	421	160	581
Impairment provision	(156)	(15)	(171)	(162)	(17)	(179)

Carrying amount	286	167	453	259	143	402

Total gross amount	572	582	1,154	542	694	1,236
Total impairment provision	(241)	(305)	(546)	(245)	(351)	(596)

Total carrying amount	331	277	608	297	343	640

The gross amount of impaired loans, along with the provision for impairment, by type and geography of impaired loans at 30 September, is summarised in the table below:

Consolidated
$m	2018	2017	2016	2015	2014
Australia
Non-performing loans
Gross amount	882	975	1,589	1,220	1,580
Impairment provision	(422)	(460)	(769)	(572)	(697)

Net	460	515	820	648	883

Restructured loans
Gross amount	9	12	13	22	34
Impairment provision	(1)	(7)	(11)	(12)	(23)

Net	8	5	2	10	11

Overdrafts, personal loans and revolving credit facilities greater than 90 days past due
Gross amount	358	362	267	252	203
Impairment provision	(179)	(187)	(159)	(164)	(132)

Net	179	175	108	88	71

New Zealand
Non-performing loans
Gross amount	124	152	218	348	397
Impairment provision	(30)	(41)	(95)	(104)	(130)

Net	94	111	123	244	267

Restructured loans
Gross amount	14	15	16	17	-
Impairment provision	(4)	(5)	(4)	(4)	-

Net	10	10	12	13	-

Overdrafts, personal loans and revolving credit facilities greater than 90 days past due
Gross amount	12	11	10	10	13
Impairment provision	(9)	(8)	(7)	(7)	(9)

Net	3	3	3	3	4

Other overseas
Non-performing loans
Gross amount	13	15	44	25	53
Impairment provision	(6)	(6)	(21)	(13)	(35)

Net	7	9	23	12	18

Restructured loans
Gross amount	3	-	2	-	59
Impairment provision	(1)	-	(1)	-	(21)

Net	2	-	1	-	38

Overdrafts, personal loans and revolving credit facilities greater than 90 days past due
Gross amount	1	-	-	1	1
Impairment provision	(1)	-	-	(1)	-

Net	-	-	-	-	1

Total net impaired assets	763	828	1,092	1,018	1,293

Details of collateral held in support of these balances are provided in Note 22.2.8.

The following table summarises the interest received and forgone on non-performing loans and restructured financial assets:

Consolidated 2018
$m	Australia	Overseas	Total
Interest received	3	8	11
Interest forgone	31	-	31

22.2.8 Collateral held

Loans

The Group analyses the coverage of the loan portfolio which is secured by the collateral that it holds.  Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

The Group’s loan portfolio has the following coverage from collateral held:

Neither past due nor impaired

Consolidated	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total
Fully secured	97.5	55.8	85.9	97.0	54.0	84.9
Partially secured	0.6	22.9	6.8	0.9	25.7	7.9
Unsecured	1.9	21.3	7.3	2.1	20.3	7.2

Total	100.0	100.0	100.0	100.0	100.0	100.0

Parent Entity	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total

Fully secured	98.1	57.8	87.5	97.9	55.4	86.7
Partially secured	0.3	20.4	5.6	0.3	23.7	6.5
Unsecured	1.6	21.8	6.9	1.8	20.9	6.8

Total	100.0	100.0	100.0	100.0	100.0	100.0

Past due but not impaired

Consolidated	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total

Fully secured	94.6	52.8	85.8	93.9	58.2	87.9
Partially secured	2.0	28.2	7.5	2.6	28.3	6.9
Unsecured	3.4	19.0	6.7	3.5	13.5	5.2

Total	100.0	100.0	100.0	100.0	100.0	100.0

Parent Entity	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total
Fully secured	95.7	54.7	87.3	96.4	60.2	90.8
Partially secured	1.5	25.0	6.3	0.6	25.7	4.5
Unsecured	2.8	20.3	6.4	3.0	14.1	4.7

Total	100.0	100.0	100.0	100.0	100.0	100.0

Impaired

Consolidated	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total
Fully secured	72.8	32.0	51.8	69.5	17.3	40.3
Partially secured	10.0	11.5	10.8	10.7	25.7	19.1
Unsecured	17.2	56.5	37.4	19.8	57.0	40.6

Total	100.0	100.0	100.0	100.0	100.0	100.0

Parent Entity	2018			2017
	Loans-			Loans-
	Housing and	Loans -		Housing and	Loans -
%	Personal	Business	Total	Personal	Business	Total

Fully secured	76.4	28.5	52.2	73.2	19.6	43.1
Partially secured	6.5	13.1	9.8	6.3	17.1	12.4
Unsecured	17.1	58.4	38.0	20.5	63.3	44.5

Total	100.0	100.0	100.0	100.0	100.0	100.0

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Cash, primarily for derivatives	2,187	2,480	1,751	2,354
Securities under reverse repurchase agreements1	1,404	6,814	1,404	6,814
Securities under derivatives and stock borrowing1	28	32	28	32

Total other collateral held	3,619	9,326	3,183	9,200

1Securities received as collateral are not recognised on the Group and Parent Entity’s balance sheet.

22.3Funding and liquidity risk

22.3.1 Liquidity modelling

In managing liquidity for the Group, Treasury utilises balance sheet forecasts and the maturity profile of the Group’s wholesale funding portfolio to project liquidity outcomes. Regional liquidity limits are also used by the Group to ensure liquidity is managed efficiently and prudently in other geographies.

In addition, the Group conducts regular stress testing to assess Westpac’s ability to meet cash flow obligations under a range of market conditions and scenarios. These scenarios inform liquidity limits and strategic planning.

The forecasting, planning and stress testing outcomes are used by the Group to inform liquidity modelling to assist the Group in meeting its regulatory requirements as required under APRA’s liquidity prudential standard, being the Liquidity Coverage Ratio (LCR) and Net Stable Funding Ratio (NSFR). Westpac’s LCR and NSFR are above the regulatory requirement of 100%.

22.3.2 Sources of liquidity

Sources of liquidity are regularly reviewed to maintain a wide diversification by currency, geography, product and term. Sources include, but are not limited to:

▪	deposits;

▪	debt issues;

▪	proceeds from sale of marketable securities;

▪	repurchase agreements with central banks;

▪	principal repayments on loans;

▪	interest income; and

▪	fee income.

Liquid assets

Treasury holds a portfolio of high-quality liquid assets as a buffer against unforeseen funding requirements. These assets are eligible for repurchase agreements with the Reserve Bank of Australia (RBA) or another central bank and are held in cash, Government, State Government and highly rated investment grade securities. The level of liquid asset holdings is reviewed frequently and is consistent with both the requirements of the balance sheet and market conditions.

Liquid assets that qualify as eligible collateral for repurchase agreements with a central bank (including internal securitisation) increased by $15.9 billion to $153.7 billion over the last 12 months.

A summary of the Group’s liquid asset holdings is as follows:

	2018		2017
$m	Actual	Average	Actual	Average
Cash	25,476	21,912	17,339	20,594
Receivables due from other financial institutions	816	745	834	662
Trading securities and financial assets designated at fair value	10,529	9,412	11,405	12,891
Available-for-sale securities	60,667	62,892	59,735	59,887
Loans1	55,500	55,336	47,935	48,561
Regulatory deposits with central banks	706	639	549	628

Total liquid assets	153,694	150,936	137,797	143,223

1Loans are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand.

Group’s funding composition

The Group monitors the composition and stability of its funding so that it remains within the Group’s funding risk appetite. This includes compliance with both the LCR and NSFR.

%	2018	2017
Customer deposits	63.1	61.8
Wholesale term funding with residual maturity greater than 12 months	15.7	15.2
Wholesale funding with a residual maturity less than 12 months	12.4	14.1
Securitisation	0.9	1.0
Equity	7.9	7.9

Group’s total funding	100.0	100.0

Movements in the Group’s funding composition in 2018 included:

▪	Customer deposits increased by 127 basis points to 63.1% of the Group’s total funding at 30 September 2018, reflecting growth in term deposits;

▪

Long term funding with a residual maturity greater than 12 months increased 45 basis points to 15.7% as the group continued to lengthen the tenor of its funding. Funding from securitisation was slightly lower at 0.9% of total funding;

▪

Wholesale funding with a residual maturity less than 12 months decreased by 165 basis points to 12.4%. The Group’s short term funding portfolio (including long term to short term scroll) of $102 billion had a weighted average maturity of 151 days and is more than covered by the $153.7 billion of unencumbered repo-eligible liquid assets and cash held by the Group; and

▪	Funding from equity was little changed at 7.9% of total funding.

Maintaining a diverse funding base with the capacity and flexibility to access a wide range of funding markets, investors, currencies, maturities and products is an important part of managing liquidity risk.  Westpac’s funding infrastructure supports its ability to meet changing and diverse investor demands. In 2018, the Group raised $32 billion of long term wholesale funding.  The majority of new issuance came in the form of senior unsecured and covered bond format, in core currencies of AUD, USD, EUR and GBP. The Group also continued to benefit from its position as the only major Australian bank with an active Auto ABS capability and the only Australian bank with access to the US SEC registered market, raising funds in both these markets during the year.

Long term wholesale funding also included $3.0 billion of Basel III compliant Additional Tier 1 and Tier 2 capital (see Note 20).

Borrowings and outstanding issuances from existing debt programs at 30 September 2018 can be found in Note 16, Note 17, Note 19 and Note 20.

Credit ratings

As at 30 September 2018 the Parent Entity’s credit ratings were:

2018	Short-term	Long-term	Outlook
S&P Global Ratings	A-1+	AA-	Negative
Moody’s Investors Service	P-1	Aa3	Stable
Fitch Ratings	F1+	AA-	Stable

If Westpac’s credit ratings were to be lowered from current levels, the Group’s borrowing costs and capacity may be adversely affected. A downgrade in Westpac’s credit ratings from current levels is likely to require the Group to pay higher interest rates than currently paid on our wholesale borrowings.

22.3.3 Assets pledged as collateral

The Group and Parent Entity are required to provide collateral to other financial institutions, as part of standard terms, to secure liabilities. In addition to assets supporting securitisation and covered bond programs disclosed in Note 25, the carrying value of these financial assets pledged as collateral is:

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Cash1	4,754	5,687	4,690	5,315
Cash deposit on stock borrowed	14	15	14	15
Securities (including certificates of deposit)	1,544	1,421	1,544	1,421
Securities pledged under repurchase agreements	12,492	18,746	12,492	18,728

Total amount pledged to secure liabilities	18,804	25,869	18,740	25,479

1Primarily comprised of receivables due from other financial institutions.

22.3.4 Contractual maturity of financial liabilities

The tables below present cash flows associated with financial liabilities, payable at the balance sheet date, by remaining contractual maturity. The amounts disclosed in the table are the future contractual undiscounted cash flows, whereas the Group manages inherent liquidity risk based on expected cash flows.

Cash flows associated with financial liabilities include both principal payments as well as fixed or variable interest payments incorporated into the relevant coupon period. Principal payments reflect the earliest contractual maturity date. Derivative liabilities designated for hedging purposes are expected to be held for their remaining contractual lives, and reflect gross cash flows over the remaining contractual term.

Derivatives held for trading and certain liabilities classified in “Other financial liabilities at fair value through income statement” are not managed for liquidity purposes on the basis of their contractual maturity, and accordingly these liabilities are presented in the up to 1 month column. Only the liabilities that the Group manages based on their contractual maturity are presented on a contractual undiscounted basis in the tables below.

Consolidated 2018	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Payables due to other financial institutions	15,242	1,754	1,040	160	-	18,196
Deposits and other borrowings	352,941	85,726	108,427	16,771	75	563,940
Other financial liabilities at fair value through income statement	4,197	100	-	-	-	4,297
Derivative financial instruments:
Held for trading	22,869	-	-	-	-	22,869
Held for hedging purposes (net settled)	68	95	377	741	96	1,377
Held for hedging purposes (gross settled):
Cash outflow	2,680	5,140	406	2,799	1,258	12,283
Cash inflow	(2,658)	(5,096)	(337)	(2,527)	(1,178)	(11,796)
Debt issues	1,743	7,502	48,848	100,245	31,892	190,230
Other financial liabilities	1,639	591	2,657	-	-	4,887

Total financial liabilities excluding loan capital	398,721	95,812	161,418	118,189	32,143	806,283
Loan capital	8	79	253	4,866	16,509	21,715

Total undiscounted financial liabilities	398,729	95,891	161,671	123,055	48,652	827,998

Total contingent liabilities and commitments
Letters of credit and guarantees	15,585	-	-	-	-	15,585
Commitments to extend credit	174,658	-	-	-	-	174,658
Other commitments	154	-	-	-	-	154

Total undiscounted contingent liabilities and commitments	190,397	-	-	-	-	190,397

Consolidated 2017	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Payables due to other financial institutions	16,496	4,438	1,014	23	-	21,971
Deposits and other borrowings	337,821	76,557	102,306	20,605	197	537,486
Other financial liabilities at fair value through income statement	3,253	803	-	-	-	4,056
Derivative financial instruments:
Held for trading	22,757	-	-	-	-	22,757
Held for hedging purposes (net settled)	98	146	489	1,088	108	1,929
Held for hedging purposes (gross settled):
Cash outflow	865	3,368	1,039	5,617	2,057	12,946
Cash inflow	(737)	(3,275)	(821)	(4,634)	(1,745)	(11,212)
Debt issues	3,111	10,492	46,730	101,045	18,796	180,174
Other financial liabilities	1,603	575	2,586	-	-	4,764

Total financial liabilities excluding
loan capital	385,267	93,104	153,343	123,744	19,413	774,871
Loan capital	5	86	729	4,781	16,548	22,149

Total undiscounted financial liabilities	385,272	93,190	154,072	128,525	35,961	797,020

Total contingent liabilities
and commitments
Letters of credit and guarantees	15,460	-	-	-	-	15,460
Commitments to extend credit	178,443	-	-	-	-	178,443
Other commitments	648	-	-	-	-	648

Total undiscounted contingent
liabilities and commitments	194,551	-	-	-	-	194,551

Parent Entity 2018	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total

Financial liabilities
Payables due to other financial institutions	14,788	1,753	1,040	160	-	17,741
Deposits and other borrowings	320,365	74,530	94,855	14,606	75	504,431
Other financial liabilities at fair value through income statement	4,197	100	-	-	-	4,297
Derivative financial instruments:
Held for trading	23,039	-	-	-	-	23,039
Held for hedging purposes (net settled)	51	55	271	608	96	1,081
Held for hedging purposes (gross settled):
Cash outflow	2,632	4,725	377	2,174	726	10,634
Cash inflow	(2,615)	(4,687)	(324)	(2,043)	(644)	(10,313)
Debt issues	1,588	7,117	45,527	85,106	29,329	168,667
Due to subsidiaries	142,400	-	-	-	-	142,400
Other financial liabilities	1,598	510	2,294	-	-	4,402

Total financial liabilities excluding loan capital	508,043	84,103	144,040	100,611	29,582	866,379
Loan capital	8	79	253	4,866	16,509	21,715

Total undiscounted financial liabilities	508,051	84,182	144,293	105,477	46,091	888,094

Total contingent liabilities and commitments
Letters of credit and guarantees	14,957	-	-	-	-	14,957
Commitments to extend credit	152,943	-	-	-	-	152,943
Other commitments	99	-	-	-	-	99

Total undiscounted contingent liabilities and commitments	167,999	-	-	-	-	167,999

Parent Entity 2017	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Payables due to other financial institutions	16,364	4,438	1,014	23	-	21,839
Deposits and other borrowings	306,013	65,078	91,055	18,618	197	480,961
Other financial liabilities at fair value
through income statement	3,235	803	-	-	-	4,038
Derivative financial instruments:
Held for trading	22,791	-	-	-	-	22,791
Held for hedging purposes (net settled)	83	128	409	1,000	106	1,726
Held for hedging purposes (gross settled):
Cash outflow	11	2,929	820	2,796	1,294	7,850
Cash inflow	-	(2,861)	(680)	(2,376)	(1,052)	(6,969)
Debt issues	2,069	9,127	42,116	84,960	16,270	154,542
Due to subsidiaries	143,834	-	-	-	-	143,834
Other financial liabilities	1,576	523	2,353	-	-	4,452

Total financial liabilities excluding loan capital	495,976	80,165	137,087	105,021	16,815	835,064
Loan capital	5	86	729	4,781	16,548	22,149

Total undiscounted financial liabilities	495,981	80,251	137,816	109,802	33,363	857,213

Total contingent liabilities and commitments
Letters of credit and guarantees	14,908	-	-	-	-	14,908
Commitments to extend credit	156,423	-	-	-	-	156,423
Other commitments	648	-	-	-	-	648

Total undiscounted contingent liabilities and commitments	171,979	-	-	-	-	171,979

22.3.5 Expected maturity

The tables below present the balance sheet based on expected maturity dates, except for deposits, based on historical behaviours. The liability balances in the following tables will not agree to the contractual maturity tables (Note 22.3.4) due to the analysis below being based on expected rather than contractual maturities, the impact of discounting and the exclusion of interest accruals beyond the reporting period. Included in the tables below are equity securities classified as trading securities, available-for-sale securities and life insurance assets that have no specific maturity. These assets have been classified based on the expected period of disposal. Deposits are presented in the following table on a contractual basis, however as part of our normal banking operations, the Group would expect a large proportion of these balances to be retained.

Consolidated 2018	Due within	Greater than
$m	12 Months	12 Months	Total
Assets
Cash and balances with central banks	26,431	-	26,431
Receivables due from other financial institutions	5,790	-	5,790
Trading securities and financial assets designated at fair value	11,869	10,265	22,134
Derivative financial instruments	17,828	6,273	24,101
Available-for-sale securities	6,959	54,160	61,119
Loans (net of provisions)	94,717	614,973	709,690
Life insurance assets	1,598	7,852	9,450
Regulatory deposits with central banks overseas	679	676	1,355
Investments in associates	-	115	115
All other assets	5,522	13,885	19,407

Total assets	171,393	708,199	879,592

Liabilities
Payables due to other financial institutions	17,988	149	18,137
Deposits and other borrowings	543,198	16,087	559,285
Other financial liabilities at fair value through income statement	4,297	-	4,297
Derivative financial instruments	17,346	7,061	24,407
Debt issues	53,930	118,666	172,596
Life insurance liabilities	1,547	6,050	7,597
All other liabilities	10,667	768	11,435

Total liabilities excluding loan capital	648,973	148,781	797,754

Loan capital	1,382	15,883	17,265

Total liabilities	650,355	164,664	815,019

Net assets/(net liabilities)	(478,962)	543,535	64,573

Consolidated 2017	Due within	Greater than
$m	12 Months	12 Months	Total
Assets
Cash and balances with central banks	18,397	-	18,397
Receivables due from other financial institutions	7,128	-	7,128
Trading securities and financial assets designated at fair value	11,258	14,066	25,324
Derivative financial instruments	18,346	5,687	24,033
Available-for-sale securities	7,988	52,722	60,710
Loans (net of provisions)	88,676	596,243	684,919
Life insurance assets	1,514	9,129	10,643
Regulatory deposits with central banks overseas	676	372	1,048
Investments in associates	-	60	60
All other assets	5,681	13,932	19,613

Total assets	159,664	692,211	851,875

Liabilities
Payables due to other financial institutions	21,885	22	21,907
Deposits and other borrowings	512,856	20,735	533,591
Other financial liabilities at fair value through income statement	4,056	-	4,056
Derivative financial instruments	18,435	6,940	25,375
Debt issues	56,952	111,404	168,356
Life insurance liabilities	1,457	7,562	9,019
All other liabilities	9,907	656	10,563

Total liabilities excluding loan capital	625,548	147,319	772,867

Loan capital	1,641	16,025	17,666

Total liabilities	627,189	163,344	790,533

Net assets/(net liabilities)	(467,525)	528,867	61,342

Parent Entity 2018	Due within	Greater than
$m	12 Months	12 Months	Total

Assets
Cash and balances with central banks	24,726	-	24,726
Receivables due from other financial institutions	5,711	-	5,711
Trading securities and financial assets designated at fair value	11,145	9,272	20,417
Derivative financial instruments	17,677	5,885	23,562
Available-for-sale securities	4,846	51,667	56,513
Loans (net of provisions)	76,389	553,779	630,168
Regulatory deposits with central banks overseas	571	677	1,248
Due from subsidiaries	140,597	-	140,597
Investments in associates	-	76	76
Investments in subsidiaries	-	4,508	4,508
All other assets	4,358	11,346	15,704

Total assets	286,020	637,210	923,230

Liabilities
Payables due to other financial institutions	17,533	149	17,682
Deposits and other borrowings	486,418	14,050	500,468
Other financial liabilities at fair value through income statement	4,297	-	4,297
Derivative financial instruments	17,317	6,912	24,229
Debt issues	50,499	101,789	152,288
Due to subsidiaries	142,400	-	142,400
All other liabilities	8,569	676	9,245

Total liabilities excluding loan capital	727,033	123,576	850,609

Loan capital	1,382	15,883	17,265

Total liabilities	728,415	139,459	867,874

Net assets/(net liabilities)	(442,395)	497,751	55,356

Parent Entity 2017	Due within	Greater than
$m	12 Months	12 Months	Total
Assets
Cash and balances with central banks	16,405	-	16,405
Receivables due from other financial institutions	6,357	-	6,357
Trading securities and financial assets designated at fair value	9,812	13,134	22,946
Derivative financial instruments	18,340	5,483	23,823
Available-for-sale securities	6,447	49,353	55,800
Loans (net of provisions)	70,868	535,369	606,237
Regulatory deposits with central banks overseas	573	372	945
Due from subsidiaries	142,455	-	142,455
Investments in associates	-	46	46
Investments in subsidiaries	-	3,975	3,975
All other assets	4,649	11,231	15,880

Total assets	275,906	618,963	894,869

Liabilities
Payables due to other financial institutions	21,753	22	21,775
Deposits and other borrowings	458,829	18,864	477,693
Other financial liabilities at fair value through income statement	4,038	-	4,038
Derivative financial instruments	18,321	6,590	24,911
Debt issues	50,415	93,701	144,116
Due to subsidiaries	143,834	-	143,834
All other liabilities	8,060	595	8,655

Total liabilities excluding loan capital	705,250	119,772	825,022

Loan capital	1,641	16,025	17,666

Total liabilities	706,891	135,797	842,688

Net assets/(net liabilities)	(430,985)	483,166	52,181

22.4    Market risk

22.4.1 Value-at-Risk

The Group uses VaR as one of the mechanisms for controlling both traded and non-traded market risk.

VaR is a statistical estimate of the potential loss in earnings over a specified period of time and to a given level of confidence based on historical market movements. The confidence level indicates the probability that the loss will not exceed the VaR estimate on any given day.

VaR seeks to take account of all material market variables that may cause a change in the value of the portfolio, including interest rates, foreign exchange rates, price changes, volatility and the correlations between these variables. Daily monitoring of current exposure and limit utilisation is conducted independently by the Market Risk unit which monitors market risk exposures against VaR and structural concentration limits. These are supplemented by escalation triggers for material profits or losses and stress testing of risks beyond the 99% confidence interval.

The key parameters of VaR are:

Holding period	1 day
Confidence level	99%
Period of historical data used	1 year

22.4.2 Traded market risk

The table below depicts the aggregate VaR, by risk type, for the year ended 30 September:

Consolidated and Parent Entity	2018			2017			2016
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	15.6	5.1	8.6	16.0	4.6	8.5	14.0	4.6	8.8
Foreign exchange risk	6.9	0.7	3.0	9.4	0.6	3.1	12.2	1.4	5.1
Equity risk	1.0	0.0	0.1	0.4	0.0	0.1	2.9	0.1	0.3
Commodity risk1	24.3	1.7	6.5	14.1	3.3	6.6	4.5	1.4	2.7
Other market risks2	5.8	1.4	3.8	5.1	3.5	4.2	6.0	2.6	3.6
Diversification effect	n/a	n/a	(8.6)	n/a	n/a	(8.6)	n/a	n/a	(8.0)
Net market risk	28.1	6.7	13.4	22.9	9.7	13.9	18.7	7.7	12.5

1 Includes electricity risk. 2 Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

22.4.3 Non-traded market risk

Non-traded market risk includes interest rate risk in the banking book (IRRBB) – the risk to interest income from a mismatch between the duration of assets and liabilities that arises in the normal course of business activities.

Net interest income (NII) sensitivity is managed in terms of the NaR. A simulation model is used to calculate Westpac’s potential NaR. This combines the underlying balance sheet data with assumptions about run off and new business, expected repricing behaviour and changes in wholesale market interest rates. Simulations using a range of interest rate scenarios are used to provide a series of potential future NII outcomes. The interest rate scenarios modelled, over a three year time horizon using a 99% confidence interval, include those projected using historical market interest rate volatility as well as 100 and 200 basis point shifts up and down from the current market yield curves in Australia and New Zealand. Additional stressed interest rate scenarios are also considered and modelled.

A comparison between the NII outcomes from these modelled scenarios indicates the sensitivity to interest rate changes.

Net interest income-at-risk (NaR)

The table below depicts NaR assuming a 100 basis point shock over the next 12 months as a percentage of reported net interest income:

	2018				2017
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in net interest income	As at	Exposure	Exposure	Exposure	As at	Exposure	Exposure	Exposure
Consolidated	0.01	0.78	(0.09)	0.27	0.62	0.62	(0.01)	0.31
Parent Entity	(0.22)	0.51	(0.28)	0.04	0.34	0.34	(0.33)	0.05

Value at Risk - IRRBB

The table below depicts VaR for IRRBB:

	2018				2017
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	23.2	57.0	23.2	32.5	57.3	57.3	27.0	40.8

As at 30 September 2018 the Value at Risk – IRRBB for the Parent Entity was $20.8 million (2017: $56.9 million).

Risk mitigation

IRRBB stems from the ordinary course of banking activities, including structural interest rate risk (the mismatch between the duration of assets and liabilities) and capital management.

The Group hedges its exposure to such interest rate risk using derivatives. Further details on the Group’s hedge accounting are discussed in Note 21.

The same controls as used to monitor traded market risk allow management to continuously monitor and manage IRRBB.

Structural foreign exchange risk

Structural foreign exchange risk results from the generation of foreign currency denominated earnings and from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore earnings and capital is subject to change that could introduce significant variability to the Bank’s reported financial results and capital ratios. To minimise this impact, Westpac manages offshore earnings and capital on the following basis:

▪	New Zealand future earnings are overseen by Group Asset and Liability Committee (ALCO) and may be hedged as per policy approved by Group ALCO;

▪

Permanent capital (capital permanently employed in an offshore jurisdiction to meet regulatory, prudential and/or strategic requirements) of subsidiaries and branches is not hedged. However, hedges on permanently deployed capital may still be considered in light of the cyclical nature of currency valuations;

▪	Free capital (capital that can be repatriated at Westpac’s discretion), excluding capital denominated in minor currencies, may be fully hedged; and

▪	Minor currencies may not be hedged because of liquidity, expensive pricing and materiality.